Commitment And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum payments under site leases
The Company has operating leases for land and buildings. The following schedule represents the expected annual future minimum payments under site leases:

2021	$3,591
2022	3,671
2023	3,706
2024	3,745
2025	3,677
Thereafter	60,239

Total lease payments	$78,629